PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Note 6 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2026	2025
Prepaid expenses	$174,715	$6,959
Rental and other deposits	562,940	264,711
Accounts receivable collected by other third parties	3,773,052	2,848,770
Others	8,107	8,348
Total prepaid expenses and other assets	$4,518,814	$3,128,788
Other non-current assets	231,571	-
Total prepaid expenses and other current assets	$4,287,243	$3,128,788

The Company assessed the collectability of prepaid expenses and other current assets, and the Company did not provide any allowance for credit losses. As of the date of these financial statements, the Company had collected (i) approximately $0.7 million, or 18.2% of the balance of accounts receivable collected by other third parties as of June 30, 2026, and (ii) all the balance of accounts receivable collected by other third parties outstanding as of June 30, 2025.